Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)	$ 12,752,219	$ 6,793,690
Total Construction Revenue Segment (includes engineering service revenue)	52.00%	18.00%
Medical Revenue Segment (includes lab testing, kit sales and equipment)	$ 11,641,727	$ 31,548,012
Medical Revenue Segment (includes lab testing, kit sales and equipment)	48.00%	82.00%
Total Revenue by Segments and Customer Type	$ 24,393,946	$ 38,341,702
Total Revenue by Segments and Customer Type	100.00%	100.00%
Government Contract [Member]
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)	$ 905,554	$ 2,335,031
Total Construction Revenue Segment (includes engineering service revenue)	4.00%	6.00%
Hospitality [Member]
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)	$ 2,731,439	$ 1,110,303
Total Construction Revenue Segment (includes engineering service revenue)	11.00%	3.00%
Multi Families [Member]
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)	$ 86,033	$ 103,672
Total Construction Revenue Segment (includes engineering service revenue)
Medical Construction Services [Member]
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)		$ 495,122
Total Construction Revenue Segment (includes engineering service revenue)		1.00%
Office [Member]
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)	$ 9,009,209	$ 534,001
Total Construction Revenue Segment (includes engineering service revenue)	37.00%	2.00%
Retail [Member]
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)	$ 5,344	$ 285,177
Total Construction Revenue Segment (includes engineering service revenue)		1.00%
Special Use [Member]
Construction Segment:
Total Construction Revenue Segment (includes engineering service revenue)	$ 14,640	$ 1,930,384
Total Construction Revenue Segment (includes engineering service revenue)		5.00%